Benefit Obligations (Schedule of Other Obligations) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Long-term disability	$ 22	$ 26
Other	$ 6	$ 6